SCHEDULE OF EXPECTED AMORTIZATION RELATED TO INTANGIBLE ASSETS (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Intangible Asset, Goodwill and Other [Abstract]
2026, excluding the three months ended March 31, 2026	$ 997
2027	1,330
2028	647
2029	550
2030 and thereafter	275
Total	$ 3,799